Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 27, 2017
Supplement [Text Block]	dbxetf2_SupplementTextBlock

February 20, 2018

DBX ETF TRUST

Xtrackers Germany Equity ETF

Xtrackers Eurozone Equity ETF

(each, a “Fund” and collectively the “Funds”)

Supplement to each Fund’s Summary Prospectus and Statutory Prospectus, each dated October 27, 2017

Effective February 20, 2018, DBX Advisors LLC (the “Adviser”) has approved a fee waiver arrangement for each Fund. Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for each Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Germany Equity ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.15	*
Other Expenses	None
Total Annual Fund Operating Expenses	0.15
Fee Waiver and/or Expense Reimbursement**	(0.06)
Total Annual Fund Operating Expenses After Fee Waiver	0.09

*   Effective October 27, 2017, the Fund’s management fee was reduced from 0.45% to 0.15% of the Fund’s average daily net assets.

** The Adviser has contractually agreed, until February 20, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.09% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Germany Equity ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$9	$42	$79	$186

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Eurozone Equity ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.15	*
Other Expenses	None
Total Annual Fund Operating Expenses	0.15
Fee Waiver and/or Expense Reimbursement**	(0.06)
Total Annual Fund Operating Expenses After Fee Waiver	0.09

*   Effective October 27, 2017, the Fund’s management fee was reduced from 0.45% to 0.15% of the Fund’s average daily net assets.

** The Adviser has contractually agreed, until February 20, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.09% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Eurozone Equity ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$9	$42	$79	$186

Xtrackers Germany Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf2_SupplementTextBlock

February 20, 2018

DBX ETF TRUST

Xtrackers Germany Equity ETF

(each, a “Fund” and collectively the “Funds”)

Supplement to each Fund’s Summary Prospectus and Statutory Prospectus, each dated October 27, 2017

Effective February 20, 2018, DBX Advisors LLC (the “Adviser”) has approved a fee waiver arrangement for each Fund. Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for each Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Germany Equity ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.15	*
Other Expenses	None
Total Annual Fund Operating Expenses	0.15
Fee Waiver and/or Expense Reimbursement**	(0.06)
Total Annual Fund Operating Expenses After Fee Waiver	0.09

*   Effective October 27, 2017, the Fund’s management fee was reduced from 0.45% to 0.15% of the Fund’s average daily net assets.

** The Adviser has contractually agreed, until February 20, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.09% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Germany Equity ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$9	$42	$79	$186

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 20, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective October 27, 2017, the Fund’s management fee was reduced from 0.45% to 0.15% of the Fund’s average daily net assets.
Xtrackers Germany Equity ETF | Xtrackers Germany Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.09%
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	42
5 Years	rr_ExpenseExampleYear05	79
10 Years	rr_ExpenseExampleYear10	$ 186
Xtrackers Eurozone Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf2_SupplementTextBlock

February 20, 2018

DBX ETF TRUST

Xtrackers Eurozone Equity ETF

(each, a “Fund” and collectively the “Funds”)

Supplement to each Fund’s Summary Prospectus and Statutory Prospectus, each dated October 27, 2017

Effective February 20, 2018, DBX Advisors LLC (the “Adviser”) has approved a fee waiver arrangement for each Fund. Accordingly, effective immediately, the Summary Prospectus and Statutory Prospectus for each Fund will be revised as follows:

The following table replaces the “Annual Fund Operating Expenses” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Eurozone Equity ETF—Fees and Expenses—Annual Fund Operating Expenses:”

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a % of the value of your investment)

Management Fee	0.15	*
Other Expenses	None
Total Annual Fund Operating Expenses	0.15
Fee Waiver and/or Expense Reimbursement**	(0.06)
Total Annual Fund Operating Expenses After Fee Waiver	0.09

*   Effective October 27, 2017, the Fund’s management fee was reduced from 0.45% to 0.15% of the Fund’s average daily net assets.

** The Adviser has contractually agreed, until February 20, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.09% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.

The following table replaces the “Example” table in the section of the Summary Prospectus and Statutory Prospectus entitled “Xtrackers Eurozone Equity ETF—Fees and Expenses—Example:”

1 Year	3 Years	5 Years	10 Years
$9	$42	$79	$186

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 20, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective October 27, 2017, the Fund’s management fee was reduced from 0.45% to 0.15% of the Fund’s average daily net assets.
Xtrackers Eurozone Equity ETF | Xtrackers Eurozone Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.15%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.09%
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	42
5 Years	rr_ExpenseExampleYear05	79
10 Years	rr_ExpenseExampleYear10	$ 186

[1]	Effective October 27, 2017, the Fund’s management fee was reduced from 0.45% to 0.15% of the Fund’s average daily net assets.
[2]	The Adviser has contractually agreed, until February 20, 2019, to waive a portion of its management fees to the extent necessary to prevent the operating expenses of the Fund from exceeding 0.09% of the Fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Adviser) prior to that time.